Capital Management, Corporate Governance Transparency Policy and Risk Management - Summary of Key Economic Variables or Assumptions (Detail)	12 Months Ended
Dec. 31, 2025
Base case [member] | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	4.46%
Real Wages	1.96%
Base case [member] | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	4.99%
Real Wages	5.53%
Base case [member] | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	3.51%
Real Wages	3.47%
Alternative 1 (Downside case) | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	1.96%
Real Wages	0.32%
Alternative 1 (Downside case) | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	2.51%
Real Wages	2.01%
Alternative 1 (Downside case) | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	2.95%
Real Wages	3.03%
Alternative 2 (Upside case) | Over 12 months and up to 24 months [member]
Disclosure of external credit grades [line items]
GDP growth	5.49%
Real Wages	3.02%
Alternative 2 (Upside case) | Later than two years and not later than three years [member]
Disclosure of external credit grades [line items]
GDP growth	6.01%
Real Wages	6.98%
Alternative 2 (Upside case) | Later than three years and not later than four years [member]
Disclosure of external credit grades [line items]
GDP growth	3.96%
Real Wages	5.02%
Probability of default [member] | Base case [member]
Disclosure of external credit grades [line items]
GDP growth	70.00%
Real Wages	70.00%
Probability of default [member] | Alternative 1 (Downside case)
Disclosure of external credit grades [line items]
GDP growth	20.00%
Real Wages	20.00%
Probability of default [member] | Alternative 2 (Upside case)
Disclosure of external credit grades [line items]
GDP growth	10.00%
Real Wages	10.00%